PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment
	December 31,
	2025	2024
Cost:

Buildings and land	$84,449	$84,022
Computers, software and electronic equipment	76,603	67,627
Network equipment	43,884	39,739
Office furniture and equipment	4,364	4,165
Vehicles	294	299
Leasehold improvements	3,024	2,624
	212,618	198,476
Accumulated depreciation	(137,446)	(127,642)
Depreciated cost	$75,172	$70,834